6. Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Monthly rent expense	$ 7,812
Rent expense	65,409	$ 0
Sublease income	$ 40,000